Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 41.9
Provisions	45.0
Reversal of prior year provisions	(4.5)
Payments/usage	(38.9)
Accretion, foreign exchange and other	(0.3)
Ending balance	43.2
Current	19.0	$ 26.1
Non-current	24.2
Total provisions	43.2
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	11.2
Provisions	24.2
Reversal of prior year provisions	(0.9)
Payments/usage	(29.8)
Accretion, foreign exchange and other	0.0
Ending balance	4.7
Current	4.7
Non-current	0.0
Total provisions	4.7
Warranty
Reconciliation of changes in other provisions [abstract]
Beginning balance	22.1
Provisions	19.1
Reversal of prior year provisions	(3.6)
Payments/usage	(8.7)
Accretion, foreign exchange and other	(0.1)
Ending balance	28.8
Current	13.1
Non-current	15.7
Total provisions	28.8
Legal
Reconciliation of changes in other provisions [abstract]
Beginning balance	1.0
Provisions	0.0
Reversal of prior year provisions	0.0
Payments/usage	0.0
Accretion, foreign exchange and other	(0.2)
Ending balance	0.8
Current	0.8
Non-current	0.0
Total provisions	0.8
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	7.6
Provisions	1.7
Reversal of prior year provisions	0.0
Payments/usage	(0.4)
Accretion, foreign exchange and other	0.0
Ending balance	8.9
Current	0.4
Non-current	8.5
Total provisions	$ 8.9